Financial risk management - Non-derivative financial liabilities, maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year
Financial risk management
Trade and other payables	$ 155,693	$ 261,254
Bank borrowings	626,444	118,800
Lease financing arrangement	6,610
Trust receipts	96,075	84,263
Lease liabilities	177,277	84,662
Non-derivative financial liabilities	1,062,099	548,979
Between 1 and 2 years
Financial risk management
Bank borrowings	57,964	61,554
Lease financing arrangement	6,250
Lease liabilities	35,497	42,263
Non-derivative financial liabilities	99,711	103,817
Between 2 and 5 years
Financial risk management
Bank borrowings	50,683	164,471
Lease financing arrangement	18,750
Lease liabilities	28,401	34,784
Non-derivative financial liabilities	97,834	199,255
Over 5 years
Financial risk management
Bank borrowings		718
Lease financing arrangement	97,500
Lease liabilities		6,103
Non-derivative financial liabilities	$ 97,500	$ 6,821